Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Schedule of transactions with related parties

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	5,484	7,637	8,306
Revenue from research and development services from:
An equity investee	491	494	7,832
Purchases from:
Equity investees	3,347	2,465	2,827
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	332	430	546
An equity investee	—	2,682	12,703
	332	3,112	13,249
Rendering of management services from:
An indirect subsidiary of CK Hutchison	955	931	922

Schedule of balances with related parties

	December 31,
	2020	2019

	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	1,222	1,844
Amounts due from related parties
Equity investees (note (a) and (b))	1,142	24,623
Amount due from a related party
An equity investee (note (b))	—	16,190
Amounts due to a related party
An indirect subsidiary of CK Hutchison (note (c))	401	366
Other deferred income
An equity investee (note (d))	950	1,103

Notes:

(a)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.
(b)	As at December 31, 2020 and 2019, the Group had dividend receivables from an equity investee of nil and US$39,671,000 respectively.
(c)	Amounts due to an indirect subsidiary of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Sales	36,500	27,343	19,981
Purchases	13,936	13,380	15,568
Interest expense	—	—	62
Dividends declared	1,462	—	2,564

Schedule of balances with non-controlling shareholders of subsidiaries

	December 31,
	2020	2019

	(in US$’000)
Accounts receivable	6,184	5,228
Accounts payable	4,856	4,363
Other non-current liabilities
Loan	579	579